Share Capital and Share-Based Payments (Details 5) - Earning loss Per Share [Member] - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Statement [Line Items]
Net income for the period	$ 6,103	$ 7,702	$ 32,915	$ 16,183
Basic weighted average number of shares outstanding	169,853,347	147,988,156	168,819,803	144,682,370
Effect of dilutive share options and RSUs ('000)	4,673,237	9,152,058	5,086,299	10,034,270
Diluted weighted average number of shares outstanding	174,526,584	157,140,213	173,906,102	154,716,640
Basic income per share	$ 0.04	$ 0.05	$ 0.19	$ 0.11
Diluted income per share	$ 0.03	$ 0.05	$ 0.19	$ 0.10